Accrued Expenses and Other Liabilities (Tables)	12 Months Ended
Mar. 31, 2024
Accrued Expenses and Other Liabilities [Abstract]
Schedule of Accrued Expenses and Other Liabilities	Accrued expenses and other liabilities consisted of the following as of March 31, 2024 and 2023:
	As of March 31,
	2024	2023

Accrued payroll and welfare	$968,416	$622,526
Other payable for construction deposit	1,180,556	1,403,258
Accrued professional service expenses	257,897	327,068
Other current liabilities	361,543	789,232
Total	$2,768,413	$3,142,084